UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30 1999

Check here if Amendment [   ]; Amendment Number
This Amendment  (check only one.) [   ]  is a restatement.
                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Teachers Insurance and Annuity Association of America
Address:   730 Third Ave
    New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules , lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:
Name:    Michael T. O Kane
Title:   Senior Managing Director
Phone:   212-916-4345




Signature, Place, and Date of Signing:

Michael T. O Kane  New York, NY   August 13  1999


Report Type(Check only one)
[ ]  13F Holdings Report
[ ]  13F Notice
[ x] 13f Combination Report


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:2
Form 13F Information Table Entry Total:51
Form 13F Information Table Value Total:$450202(thousands)

List of Other Included Managers:
No. 13F File Number          Name
01  28-4800             Teachers Advisors, Inc.
02  28-3194             TIAA-CREF Investment Management LLC

FORM 13-F TABLE
                                       (X1000)
NAME OF ISSUER               TITLE     CUSIP          VALUE
    SHRS/AMT
    SH/PT/CALL     INV DISCRETION      OTHER MGRS          VOTING
AUTH(SOLE)

AAVID THERMAL TECHNOLOGIES   COM  002539104 3111 137500
    SH        DEFINED                            137500
ALEXANDRIA REAL ESTATE       COM  015271109 1680 55600
    SH        DEFINED                            55600
AMB PROPERTIES               COM  00163T109 19552     832000

    SH        DEFINED                            832000
APARTMENT INVESTMENT         COM  03748R101 12398     290000
    SH        DEFINED                            290000
AVALON PROPERTIES, INC       COM  053484101 8033 217100
    SH        DEFINED                            217100
BANCO BILBAO VIZCAYA INTL    COM  059456103 20000     800000
    SH        DEFINED                            800000
BANCO BILBAO VIZCAYA INTL    PRF  059456202 12625     500000
    SH        DEFINED                            500000
BOSTON PROPERTIES            COM  101121101 13004     362500

    SH        DEFINED                            362500
BRADLEY REAL ESTATE          COM  104580105 2490 120000
    SH        DEFINED                            120000
BRANDYWINE REALTY TR         COM  105368203 2972 150000
    SH        DEFINED                            150000
CABOT INDUSTRIAL TRUST       COM  127072106 1960 92900
    SH        DEFINED                            92900
CAMDEN PROPERTY TRUST        COM  133131102 2220 80000
    SH        DEFINED                            80000
CBS INC                 COM  12490K107 38172     876253
    SH        DEFINED                            876253
CENTERPOINT PPTYS            COM  151895109 11467     313100

    SH        DEFINED                            313100
CHARLES E SMITH RESLT        COM  832197107 5355 157800
    SH        DEFINED                            157800
COLONIAL PROPERTIES          COM  195872106 2684 95000
    SH        DEFINED                            95000

CONCURRRENT COMPUTER CORP    COM  206710204 9576 1516938
    SH        DEFINED                            1516938
CORNERSTONE PROP.            COM  21922H103 13653     860000

SH       DEFINED                            860000

CORPORATE OFFICE PRO         COM  22002T108 926  113100
    SH        DEFINED                            113100
DUKE REALTY INVTS            COM  264411505 6985 309600
    SH        DEFINED                            309600

EQUITY OFFICE PPTY           COM  294741103 23511     917500

    SH        DEFINED                            917500
EQUITY RES PROP TR           COM  29476L107 18025     400000

    SH        DEFINED                            400000
FELCOR LODGING TRUST         COM  31430F1011     1038 50000
    SH        DEFINED                            50000
FRIEDMANS INC           COM  358438109 3730 429323
    SH        DEFINED                            429323
FURRS BISHOP INCORP          COM  361115504 6998 8607637
    SH        DEFINED                            8607637
HOSPITALITY PROP TR               COM  44106M102 2170 80000
    SH        DEFINED                            80000
HOST MARRIOT            COM  44107P104 238  20000
    SH        DEFINED                            20000
LASALLE HOTEL PROP           COM  517942108 1041 68000
    SH        DEFINED                            68000
LONE STAR INC           COM  542290408 6138 163408
    SH        DEFINED                            163408
LONE STAR INC           WT   542290119 9240 162111
    SH        DEFINED                            162111
MACERICH CO(THE)             COM  554382101 14700     560000

    SH        DEFINED                            560000
MACK-CALI REALTY             COM  554489104 3223 100000
    SH        DEFINED                            100000
NEW PLAN EXCEL               COM  648053106 1252 69559
    SH        DEFINED                            69559
PARAMETRIC TECHNOLOGY        COM  699173100 26   1847
    SH        DEFINED                            1847
PUBLIC STORAGE, INC               COM  74460D109 8234 301400
    SH        DEFINED                            301400
RECKSON ASSOC REALTY         COM  75621K106 5891 250000
    SH        DEFINED                            250000
ROUSE CO, THE           COM  779273101 90834     3579682
    SH        DEFINED                            3579682
SIMON PROPERTY, GRP          COM  828806109 14954     590000
    SH        DEFINED                            590000
SPIEKER PROPERTIES           COM  848497103 11663     300000

    SH        DEFINED                            300000
STARWOOD HOTELS              COM  85590A203 15731     514700
    SH        DEFINED                            514700
STORAGE USA, INC             COM  861907103 2231 70000
    SH        DEFINED                            70000
TAUBMAN CENTERS, INC         COM  876664103 3297 250000
    SH        DEFINED                            250000
TRINET CORP RLTY             COM  896287109 4484 162000
    SH        DEFINED                            162000
URBAN SHOPPING CENTER        COM  917060105 7258 230400
    SH        DEFINED                            230400
VICORP RESTAURANTS      COM  925817108 250  339400
    SH        DEFINED                            339400
WEEKS CORP                   COM  94856P102 4118 135000
    SH        DEFINED                            135000
WENDYS FINANCING             PRF  950588202 1060 20000
    SH        DEFINED                            20000
WHX CORP                COM  929248102 5    782
    SH        DEFINED                            782